Financial Instruments	6 Months Ended
Jun. 30, 2013
Investments All Other Investments [Abstract]
Financial Instruments

10. Financial Instruments

a) Fair Value Measurements

For a description of how the Company estimates fair value and for a description of the fair value hierarchy levels, see Note 11 in the Company’s audited consolidated financial statements filed with its Annual Report on Form 20-F for the year ended December 31, 2012. The following table includes the estimated fair value and carrying value of those assets and liabilities that are measured at fair value on a recurring and non-recurring basis as well as the estimated fair value of the Company’s financial instruments that are not accounted for at fair value on a recurring basis.

		June 30, 2013		December 31, 2012
	Fair Value Hierarchy Level	Carrying Amount Asset (Liability) $	Fair Value Asset (Liability) $	Carrying Amount Asset (Liability) $	Fair Value Asset (Liability) $
Recurring
Cash and cash equivalents, restricted cash, and marketable securities	Level 1	1,076,022	1,076,022	1,178,118	1,178,118
Derivative instruments (note 14)
Interest rate swap agreements—assets	Level 2	118,683	118,683	165,688	165,688
Interest rate swap agreements—liabilities	Level 2	(504,429)	(504,429)	(667,825)	(667,825)
Cross currency swap agreement	Level 2	(40,963)	(40,963)	13,886	13,886
Foreign currency contracts	Level 2	(4,671)	(4,671)	2,885	2,885
Non-recurring
Vessels and equipment	Level 2	—	—	287,983	287,983
Vessels held for sale	Level 2	6,800	6,800	22,364	22,364
Other
Investment in term loans	Level 3	188,895	184,246	188,756	186,048
Loans to equity accounted investees and joint venture partners—Current	Level 3	2,743	2,743	139,183	139,183
Loans to equity accounted investees and joint venture partners—Long-term	(1)	177,111	(1)	67,720	(1)
Long-term debt—public (note 7)	Level 1	(1,025,778)	(1,072,211)	(914,338)	(949,326)
Long-term debt—non-public (note 7)	Level 2	(4,717,331)	(4,441,873)	(4,645,376)	(4,329,117)

(1)	In these consolidated financial statements, the Company’s long-term loans to and equity investments in equity accounted investees form the aggregate carrying value of the Company’s interests in entities accounted for by the equity method. In addition, the long-term loans to joint venture partners together with the joint venture partner’s equity investment in joint ventures form the net aggregate carrying value of the Company’s interest in the joint ventures. The fair value of the individual components of such aggregate interests is not determinable.

b. Financing Receivables

The following table contains a summary of the Company’s financing receivables by type of borrower and the method by which the Company monitors the credit quality of its financing receivables on a quarterly basis.

Class of Financing Receivable	Credit Quality Indicator	Grade	June 30, 2013 $	December 31, 2012 $
Direct financing leases	Payment activity	Performing	430,414	436,601
Other loan receivables
Investment in term loans (note 6b)	Collateral	Non-Performing	188,895	188,756
Loans to equity accounted investees and joint venture partners (1)	Other internal metrics	Performing	179,854	206,903
Long term receivable included in other assets	Payment activity	Performing	—	1,704

			799,163	833,964

(1)	Teekay LNG owns a 99% interest in Teekay Tangguh, which owns a 70% interest in Teekay BLT Corporation (or Teekay Tangguh Subsidiary). During the year ended December 31, 2012, one of Teekay LNG‘s joint venture partner‘s parent company, PT Berlian Laju Tanker (or BLT), suspended trading on the Jakarta Stock Exchange and entered into a court-supervised debt restructuring in Indonesia. The Company believes the loans to BLT and Teekay LNG‘s joint venture partner, BLT LNG Tangguh Corporation, totaling $24.0 million as at June 30, 2013 (December 31, 2012—$24.0 million), are collectible given the expected cash flows anticipated to be generated by the Teekay Tangguh Subsidiary that can be used to repay the loan and given the underlying collateral securing the loans to BLT.